ACCESS ONE TRUST

Supplement dated June 13, 2005

to the Statement of Additional Information

dated December 17, 2004 for the Access Flex High Yield Fund and

dated December 17, 2004 for the Access VP High Yield Fund

With respect to the disclosure under the heading “When-Issued and Delayed-Delivery Securities” in the section entitled “INVESTMENTS AND RISKS” of the Statement of Additional Information (“SAI”),

the following sentences are hereby eliminated:

A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested. The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities, or the Trust does not believe that the Fund’s net asset value or income will be adversely affected by the Fund’s purchase of securities on a when-issued or delayed delivery basis.

and the following sentences are hereby added:

The Trust will segregate with the Trust’s custodian bank cash or liquid instruments equal to or greater in value than the Fund’s purchase commitments for such when-issued or delayed-delivery securities. Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

Please keep this information with the SAI for future reference.

AOTSUPP0605

ACCESS ONE TRUST

Supplement dated June 13, 2005

to the Statement of Additional Information

dated April 22, 2005 for the Access Flex Bear High Yield Fund,

dated April 22, 2005 for the Access VP Bear High Yield Fund,

dated May 9, 2005 for the Access Flex High Yield Fund

With respect to the disclosure under the heading “When-Issued and Delayed-Delivery Securities” in the section entitled “INVESTMENTS AND RISKS” of the Statement of Additional Information (“SAI”),

the following sentence is hereby eliminated:

A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested.

and the following sentence is hereby added:

Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

Please keep this information with the SAI for future reference.

AOTSUPP0605

ACCESS ONE TRUST

Supplement dated June 13, 2005

to the Statement of Additional Information

dated December 17, 2004, as revised January 14, 2005 for the Access High Yield Fund and Access Money Market Fund

With respect to the disclosure under the heading “When-Issued and Delayed-Delivery Securities” in the section entitled “INVESTMENTS AND RISKS” of the Statement of Additional Information (“SAI”),

the following sentence is hereby eliminated:

Access High Yield Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% (10% in the case of the Access Money Market Fund) of the Fund’s net assets would be so invested.

and the following sentence is hereby added:

Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

Please keep this information with the SAI for future reference.

AOTSUPP0605

ACCESS ONE TRUST

Supplement dated June 13, 2005

to the Statement of Additional Information

dated June 6, 2005 for the Access Commodity Fund and Access Bear Commodity Fund

With respect to the disclosure under the heading “When-Issued and Delayed-Delivery Securities” in the section entitled “INVESTMENTS AND RISKS” of the Statement of Additional Information (“SAI”),

the following sentence is hereby eliminated:

A Fund will not purchase securities on a when-issued or delayed-delivery basis if, as a result, more than 15% of the Fund’s net assets would be so invested.

and the following sentence is hereby added:

Because a Fund will identify cash or liquid securities to satisfy its purchase commitments in the manner described, a Fund’s liquidity and the ability of the Advisor to manage a Fund might be affected in the event its commitments to purchase when-issued securities exceeds 40% of the value of its assets.

Please keep this information with the SAI for future reference.

AOTSUPP0605